American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: AGGRESSIVE FUND
STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
(A CLASS/B CLASS/C CLASS/R CLASS/ADVISOR CLASS)

Supplement dated July 29, 2005 * Prospectus dated March 31, 2005

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE SECTION TITLED, The
Investment Advisor, ON PAGE 13:

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears. Strategic Allocation:
Conservative R Class will pay the advisor a unified management fee of 1.00% of its pro rata share of the first $500 million of the strategy assets, 0.95% of its pro rata share of the next $500 million of the strategy assets, 0.90% of its pro rata share of the next $2 billion of the strategy assets, 0.85% of its pro rata share of the next $2 billion of the strategy assets and 0.80% of its pro rata share over $5 billion of the strategy assets. Strategic Allocation:
Aggressive R Class will pay the advisor a unified management fee of 1.20% of its pro rata share of the first $1 billion of the strategy assets, 1.10% of its pro rata share of the next $2 billion of the strategy assets, 1.05% of its pro rata share of the next $2 billion of the strategy assets and 1.00% of its pro rata share over $5 billion of the strategy assets.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-44328 0507

American Century Strategic Asset Allocations, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund * Newton Fund

Supplement dated July 29, 2005 * Statement of Additional Information dated March 31, 2005

THE FOLLOWING REPLACES THE Management Fee CHART ON PAGE 43.

FUND            CLASS               PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Strategic       Investor, A, B,     1.00% of first $500 million
Allocation:     C and R             0.95% more than $500 million to $1 billion
Conservative                        0.90% more than $1 billion to $3 billion
                                    0.85% more than $3 billion to $5 billion
                                    0.80% over $5 billion
                ----------------------------------------------------------------
                Advisor             0.75% of first $500 million
                                    0.70% more than $500 million to $1 billion
                                    0.65% more than $1 billion to $3 billion
                                    0.60% more than $3 billion to $5 billion
                                    0.55% over $5 billion
                ----------------------------------------------------------------
                Institutional       0.80% of first $500 million
                                    0.75% more than $500 million to $1 billion
                                    0.70% more than $1 billion to $3 billion
                                    0.65% more than $3 billion to $5 billion
                                    0.60% over $5 billion
--------------------------------------------------------------------------------
Strategic       Investor, A, B,     1.10% of 0 to $1 billion
Allocation:     C and R             1.00% more than $1 billion to $3 billion
Moderate                            0.95% more than $3 billion to $5 billion
                                    0.90% over $5 billion
                ----------------------------------------------------------------
                Advisor             0.85% of 0 to $1 billion
                                    0.75% more than $1 billion to $3 billion
                                    0.70% more than $3 billion to $5 billion
                                    0.65% over $5 billion
                ----------------------------------------------------------------
                Institutional       0.90% of 0 to $1 billion
                                    0.80% more than $1 billion to $3 billion
                                    0.75% more than $3 billion to $5 billion
                                    0.70% over $5 billion
--------------------------------------------------------------------------------
Strategic       Investor, A, B,     1.20% of 0 to $1 billion
Allocation:     C and R             1.10% more than $1 billion to $3 billion
Aggressive                          1.05% more than $3 billion to $5 billion
                                    1.00% over $5 billion
                ----------------------------------------------------------------
                Advisor             0.95% of 0 to $1 billion
                                    0.85% more than $1 billion to $3 billion
                                    0.80% more than $3 billion to $5 billion
                                    0.75% over $5 billion
                ----------------------------------------------------------------
                Institutional       1.00% of 0 to $1 billion
                                    0.90% more than $1 billion to $3 billion
                                    0.85% more than $3 billion to $5 billion
                                    0.80% over $5 billion
--------------------------------------------------------------------------------
Newton          Investor            1.50% of first $250 million
                                    1.30% of next $250 million
                                    1.10% over $500 million
--------------------------------------------------------------------------------

(CONTINUED ON NEXT PAGE)

THE FOLLOWING REPLACES THE TABLE TITLED Other Accounts Managed (As of November
30, 2004) UNDER THE SECTION TITLED, Portfolio Managers, ON PAGES 45-46:

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                                                                OTHER ACCOUNTS
                                                                                (E.G., SEPARATE
                                      REGISTERED            OTHER POOLED        ACCOUNTS AND
                                      INVESTMENT            INVESTMENT          CORPORATE
                                      COMPANIES (E.G.,      VEHICLES (E.G.,     ACCOUNTS,
                                      OTHER AMERICAN        COMMINGLED          INCLUDING
                                      CENTURY FUNDS AND     TRUSTS AND          INCUBATION
                                      AMERICAN CENTURY -    529 EDUCATION       STRATEGIES AND
                                      SUBADVISED FUNDS)     SAVINGS PLANS)      CORPORATE MONEY)
------------------------------------------------------------------------------------------------
Newton
------------------------------------------------------------------------------------------------
John               Number of Other    1                     0                   1
Small Jr.          Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $245,963,567.92       N/A                 $763,019.85
                   Accounts Managed
------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative
------------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                    27                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $3,884,202,117.95     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Gina               Number of Other    12                    27                  0
Sanchez            Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $2,674,740,365.34     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                    30                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $2,742,429,084.29     $982,827,670.07     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate
------------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                    27                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $2,879,056,640.39     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Gina               Number of Other    12                    27                  0
Sanchez            Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $1,669,594,887.78     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                    30                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $1,721,118,506.30     $982,827,670.07     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive
------------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                    27                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $3,590,449,720.36     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Gina               Number of Other    12                    27                  0
Sanchez            Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $2,380,987,967.75     $867,527,389.41     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                    30                  0
                   Accounts Managed
                   -----------------------------------------------------------------------------
                   Assets in Other    $2,413,523,380.85     $982,827,670.07     N/A
                   Accounts Managed
------------------------------------------------------------------------------------------------

(1)  BECAUSE MS. TORELLI WAS NOT A PORTFOLIO MANAGER OF THE FUND ON
     NOVEMBER 30, 2004, INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-44327 0507